Stock-Based Compensation - Breakdown of Unvested Balance of RSUs (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Restricted stock and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested award (in shares)	13,681,759	12,230,623
Service-based grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested award (in shares)	10,632,046
Executive Service and Performance-based grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested award (in shares)	1,708,716
Executive Service, Performance and Market-based grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested award (in shares)	1,340,997